Consolidated Combined Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Online business, net	$ 40,330,778	$ 33,682,849	$ 6,876,564
Offline business, net	5,066,263	2,290,045	189,253
Total net revenues	45,397,041	35,972,894	7,065,817
Cost of services:
Online business	(6,035,323)	(5,165,602)	(1,912,507)
Offline business	(1,652,235)	(685,583)	(90,025)
Total cost of services	(7,687,558)	(5,851,185)	(2,002,532)
Gross profit	37,709,483	30,121,709	5,063,285
Operating income (expenses):
Product development expenses	(10,303,929)	(4,649,036)	(1,444,490)
Sales and marketing expenses	(6,254,531)	(1,569,972)	(892,634)
General and administrative expenses	(7,965,104)	(5,728,962)	(1,161,004)
Other operating income	1,733,418	278,250
Total operating expenses	(22,790,146)	(11,669,720)	(3,498,128)
Income from operations	14,919,337	18,451,989	1,565,157
Interest income, net	1,409,662	240,132	6,916
Other income (expenses), net	666,961	(115,345)	(10,115)
Income before income taxes and share of profit in equity method investments	16,995,960	18,576,776	1,561,958
Income tax benefit (expense):
Current	(2,539,332)	(7,204)	(21,906)
Deferred	812,262	2,510,931	(271,151)
Total income tax benefit (expense)	(1,727,070)	2,503,727	(293,057)
Income before share of profit in equity method investments	15,268,890	21,080,503	1,268,901
Share of profit in equity method investments	4,224,281	493,573	48,952
Net income	19,493,171	21,574,076	1,317,853
Deemed dividend on Series A convertible redeemable preferred shares	(200,601)	(468,580)	(210,092)
Net income attributable to holders of ordinary shares	$ 19,292,570	$ 21,105,496	$ 1,107,761
Earnings per share:
Basic	$ 0.03	$ 0.04	$ 0.00
Diluted	$ 0.03	$ 0.04	$ 0.00
Weighted average number of shares used in calculating earnings per share:
Basic	606,648,098	450,000,000	467,123,300
Diluted	640,377,175	458,482,370	467,123,300